Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,617,261
Additions	277,825	$ 9,373	$ 675,144	$ 491,135
Amortization expense	457,666	15,441	508,823	579,894
Ending balance	1,406,865	47,465	1,617,261
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,174,700	174,585	4,601,416	6,785,494
Additions	277,825	9,373	675,144	491,135
Disposals	(212,317)	(7,163)	(122,946)	(2,655,923)
Reclassification			786	12,360
Acquisitions through business combinations			105,509
Effect of foreign currency exchange differences	(49,880)	(1,684)	(85,209)	(31,650)
Ending balance	5,190,328	175,111	5,174,700	4,601,416
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,557,439	120,020	3,219,323	5,317,623
Amortization expense	457,666	15,441	508,823	579,894
Disposals	(196,224)	(6,620)	(101,174)	(2,654,695)
Reclassification			786	3,190
Acquisitions through business combinations			506
Effect of foreign currency exchange differences	(35,418)	(1,195)	(70,825)	(26,689)
Ending balance	3,783,463	127,646	3,557,439	3,219,323
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	194,089
Ending balance	113,776	3,839	194,089
Customer relationships [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	915,636	30,892	915,636	1,579,015
Disposals			(41,099)	(663,379)
Acquisitions through business combinations			41,099
Ending balance	915,636	30,892	915,636	915,636
Customer relationships [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	721,547	24,343	641,234	1,077,514
Amortization expense	80,313	2,710	121,412	227,099
Disposals			(41,099)	(663,379)
Ending balance	801,860	27,053	721,547	641,234
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	943,527
Ending balance	864,331	29,161	943,527
Computer software [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,552,229	119,846	3,338,360	2,882,932
Additions	265,497	8,957	372,188	481,412
Disposals	(83,595)	(2,820)	(80,537)	(8,426)
Reclassification				12,360
Effect of foreign currency exchange differences	(47,679)	(1,609)	(77,782)	(29,918)
Ending balance	3,686,452	124,374	3,552,229	3,338,360
Computer software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,608,702	88,012	2,385,038	2,084,805
Amortization expense	316,580	10,681	345,836	325,856
Disposals	(72,481)	(2,445)	(58,765)	(7,402)
Reclassification				3,190
Effect of foreign currency exchange differences	(30,680)	(1,035)	(63,407)	(21,411)
Ending balance	2,822,121	95,213	2,608,702	2,385,038
Patents and acquired specific technology [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	359,227
Ending balance	319,402	10,776	359,227
Patents and acquired specific technology [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	514,443	17,356	154,082	2,139,138
Additions			301,351	209
Disposals	(123,744)	(4,175)	(1,310)	(1,983,914)
Reclassification			786
Acquisitions through business combinations			64,380
Effect of foreign currency exchange differences	(1,213)	(41)	(4,846)	(1,351)
Ending balance	389,486	13,140	514,443	154,082
Patents and acquired specific technology [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	155,216	5,237	138,386	2,118,254
Amortization expense	43,493	1,467	24,154	9,461
Disposals	(123,743)	(4,175)	(1,310)	(1,983,914)
Reclassification			786
Acquisitions through business combinations			483
Effect of foreign currency exchange differences	(4,882)	(165)	(7,283)	(5,415)
Ending balance	70,084	2,364	155,216	138,386
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	120,418
Ending balance	109,356	3,689	120,418
Others [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	192,392	6,491	193,338	184,409
Additions	12,328	416	1,605	9,514
Disposals	(4,978)	(168)		(204)
Acquisitions through business combinations			30
Effect of foreign currency exchange differences	(988)	(34)	(2,581)	(381)
Ending balance	198,754	6,705	192,392	193,338
Others [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	71,974	2,428	54,665	37,050
Amortization expense	17,280	583	17,421	17,478
Acquisitions through business combinations			23
Effect of foreign currency exchange differences	144	5	(135)	137
Ending balance	$ 89,398	$ 3,016	$ 71,974	$ 54,665